FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Schedule of Trading and Other Financial Liabilities and Fair Value Through Profit or Loss - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Schedule of Trading and Other Financial Liabilities and Fair Value Through Profit or Loss [Abstract]
Debt securities in issue	£ 7,531	£ 7,085
Other		11
	7,531	7,096
Trading liabilities:
Liabilities in respect of securities sold under repurchase agreements	11,048	21,595
Other deposits	98	242
Short positions in securities	2,809	1,614
	13,955	23,451
Financial liabilities at fair value through profit or loss	£ 21,486	£ 30,547